Related Party Balances and Transactions (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Disclosure of transactions between related parties [abstract]
Administrative fees	$ 42,600	$ 23,238	$ 32,000